Accounts receivable, net (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Accounts receivable, net
Balance at beginning of year	$ 330,990	$ 0
Addition to allowance for doubtful accounts	2,228,462	358,218
Translation adjustments	(297,178)	(27,228)
Balance at end of year	$ 2,262,274	$ 330,990